STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock B	Preferred Stock C	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2018	$ 2,830,000		$ 1,505	$ 27,416,802	$ (30,269,833)	$ (149,459)	$ (170,985)
Balance, shares at Dec. 31, 2018	2,830		1,505,883
Common stock issued for warrants exercised			$ 302	2,317,718			2,318,020
Common stock issued for warrants exercised, shares			301,042
Common stock issued for cash less warrants exercised			$ 10	(10)
Common stock issued for cash less warrants exercised, shares			9,878
Stock options granted to employees				44,874			44,874
Stock repurchase						(7,993)	(7,993)
Series B convertible preferred converted to common stock	$ (1,125,000)		$ 161	1,124,839
Series B convertible preferred converted to common stock, Shares	(1,125)		160,713
Common stock issued for services			$ 4	32,913			32,917
Common stock issued for services, shares			4,523
Debt discount from warrants issued with promissory note				146,779			146,779
Net loss					(2,470,882)		(2,470,882)
Balance at Dec. 31, 2019	$ 1,705,000		$ 1,982	31,063,915	(32,740,715)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705		1,982,039
Common stock issued			$ 1,542	9,251,586			9,253,128
Common stock issued, shares			1,542,188
Stock options granted to employees				8,100			8,100
Stock issuance costs				1,001,885			1,001,885
Common stock issued for services			$ 2	7,498			7,500
Common stock issued for services, shares			1,611
Balance at Mar. 31, 2020	$ 1,705,000		$ 3,526	39,329,214	(34,887,764)	(157,452)	5,992,524
Balance, shares at Mar. 31, 2020	1,705		3,525,838
Balance at Dec. 31, 2019	$ 1,705,000		$ 1,982	31,063,915	(32,740,715)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705		1,982,039
Common stock issued for cash and warrants			$ 1,542	9,251,586			9,253,128
Common stock issued for cash and warrants, shares			1,542,188
Modification of employee stock options				102,800			102,800
Stock options granted to employees				351,970			351,970
Common stock issued for services			$ 12	52,488			52,500
Common stock issued for services, shares			11,112
Net loss					(6,747,435)		(6,747,435)
Balance at Dec. 31, 2020	$ 1,705,000		$ 3,536	39,820,874	(39,488,150)	(157,452)	1,883,808
Balance, shares at Dec. 31, 2020	1,705		3,535,339
Stock options granted to employees				76,301			76,301
Series C preferred stock issued		$ 4,500,000					4,500,000
Series C preferred stock issued, shares		4,500
Balance at Mar. 31, 2021	$ 1,705,000	$ 4,500,000	$ 3,536	$ 39,897,175	$ (39,894,173)	$ (157,452)	$ 6,054,086
Balance, shares at Mar. 31, 2021	1,705	4,500	3,535,339